Equity investment agreement	6 Months Ended
Jun. 30, 2022
Equity Investment Agreement
Equity investment agreement

Note 9—Equity investment agreement

On May 25, 2022, the Company and FOUN (as defined in Note 17) entered into the Rubicon Equity Investment Agreement with certain investors, whereby, the investors have agreed to advance to the Company up to $8,000,000 and, upon consummation of the Mergers (as defined in Note 17), and in exchange for the advancements, (a) New Rubicon (as defined in Note 17) will cause to be issued up to 880,000 Class B Units of the Company and 160,000 shares of Domestication Class A Common Stock to the investors and (b) Founder SPAC Sponsor LLC (“Sponsor”) will forfeit up to 160,000 shares of Domestication Class A Common Stock, in each case subject to actual amounts advanced by the investors. In accordance with the Rubicon Equity Investment Agreement, on May 25, 2022, the Company received $8,000,000 of cash from the investors. The Company determined that the Rubicon Equity Investment Agreement required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the Rubicon Equity Investment Agreement was recognized as simple agreement for future equity (SAFE) under current liabilities on the consolidated balance sheets, measured at the agreement execution date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured its fair value as of the agreement execution and recognized $8.8 million of simple agreement for future equity on the consolidated balance sheets, with the $0.8 million difference between the fair value and the amount of cash received recorded as other expense on the consolidated statements of operations. Between the agreement execution date and June 30, 2022, there was no change in the fair value of the Rubicon Equity Investment Agreement. On August 15, 2022, the Mergers closed (see Note 17), and New Rubicon issued 880,000 Class B Units of the Company and 160,000 shares of Domestication Class A Common Stock to the investors and FOUN forfeited 160,000 shares of Domestication Class A Common Stock.